GOODWILL AND INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

9. GOODWILL AND INTANGIBLE ASSETS

Goodwill

Changes in the carrying amount of goodwill of the Company between December 31, 2020, and June 30, 2021 are as follows (in US$ thousands):

	Production Services	Drilling and Evaluation Services	Goodwill
Balance as of December 31, 2020	$443,457	177,464	620,921
Action Business Combination	4,578	3,253	7,831
Balance as of June 30, 2021	$448,035	180,717	628,752

Intangible assets subject to amortization, net

The following is the weighted average amortization period for intangible assets of the Company subject to amortization (in years):

Amortization
Customer contracts & relationships	10.0
Trademarks and trade names	7.9
Total intangible assets	9.7

The details of our intangible assets subject to amortization are set forth below (in US$ thousands):

	June 30, 2021			December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Customer contracts & relationships	$153,900	$(38,498)	$115,402	$124,400	$(31,685)	$92,715
Trademarks and trade names	25,940	(9,918)	16,022	25,940	(8,279)	17,661
Total intangible assets	$179,840	$(48,416)	$131,424	$150,340	$(39,964)	$110,376

The aggregate amortization expense remaining for each of the five years subsequent to December 31, 2020 is $9.4 million for 2021, $18.7 million for 2022, $18.7 million for 2023, $18.7 million for 2024, and $18.7 million for 2025.